United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Quarter ended 07/31/14

Item 1. Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—96.2%[1]
		Consumer Discretionary—12.5%
39,283	[2]	AMC Networks, Inc., Class A	$2,351,873
60,627		Aaron's, Inc.	1,599,340
48,750		Abercrombie & Fitch Co., Class A	1,917,825
50,447		Advance Auto Parts, Inc.	6,109,636
63,919		American Eagle Outfitters, Inc.	681,377
42,313	[2]	Ann, Inc.	1,555,003
64,766	[2]	Apollo Education Group, Inc.	1,808,914
76,318	[2]	Ascena Retail Group, Inc.	1,225,667
26,591	[2]	Bally Technologies, Inc.	1,599,980
35,751		Big Lots, Inc.	1,564,106
51,485		Brinker International, Inc.	2,308,587
58,631		Brunswick Corp.	2,364,588
45,133		CST Brands, Inc.	1,508,796
21,282	[2,3]	Cabela's, Inc., Class A	1,242,017
32,685		Carter's, Inc.	2,502,364
27,354	[3]	Cheesecake Factory, Inc.	1,172,940
103,790		Chicos Fas, Inc.	1,640,920
68,086		Cinemark Holdings, Inc.	2,233,221
28,432	[2]	Deckers Outdoor Corp.	2,516,516
48,353		DeVry Education Group, Inc.	1,932,669
65,555		Dick's Sporting Goods, Inc.	2,788,054
34,615		Domino's Pizza, Inc.	2,492,280
25,052	[2]	Dreamworks Animation SKG, Inc.	501,040
103,186		Foot Locker, Inc.	4,904,431
91,104		Gentex Corp.	2,632,906
34,066		Guess ?, Inc.	886,057
21,247		HSN, Inc.	1,187,495
69,304		Hanesbrands, Inc.	6,771,694
163,651		International Game Technology	2,770,611
20,959		International Speedway Corp., Class A	635,477
75,647	[2]	Jarden Corp.	4,228,667
45,371		KB HOME	739,547
77,836		Kate Spade & Co.	2,944,536
190,631	[2]	LKQ Corp.	4,985,954
51,882		Lamar Advertising Co.	2,601,882
13,176	[2]	Life time Fitness, Inc.	518,476
86,258	[2]	Live Nation	2,002,048
6,952		M.D.C. Holdings, Inc.	187,495
21,916		Meredith Corp.	1,006,383
26,717	[2]	Murphy USA, Inc.	1,320,354
2,680	[2]	NVR, Inc.	3,018,913
75,370		New York Times Co., Class A	941,371
318,844	[2]	Office Depot, Inc.	1,597,408
17,302	[2]	Panera Bread Co.	2,548,585
136,712	[2,3]	Penney (J.C.) Co., Inc.	1,282,359
41,141		Polaris Industries, Inc.	6,069,943
15,368		Rent-A-Center, Inc.	367,910
1

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
138,633		Service Corp. International	$2,911,293
50,102		Signet Jewelers Ltd.	5,099,883
31,104		Sothebys Holdings, Inc., Class A	1,233,274
36,932	[2]	Tempur Sealy International, Inc.	2,020,550
166,843		The Wendy's Co.	1,359,770
27,072		Thor Industries, Inc.	1,434,004
66,577	[2]	Time, Inc.	1,604,506
104,675	[2]	Toll Brothers, Inc.	3,421,826
33,193		Tupperware Brands Corp.	2,415,787
28,088		Wiley (John) & Sons, Inc., Class A	1,687,808
54,461		Williams-Sonoma, Inc.	3,652,699
		TOTAL	128,609,615
		Consumer Staples—3.3%
85,033		Church and Dwight, Inc.	5,457,418
30,009		Dean Foods Co.	459,738
38,869		Energizer Holdings, Inc.	4,460,606
116,803		Flowers Foods, Inc.	2,229,769
31,293	[2]	Hain Celestial Group, Inc.	2,675,551
78,714		Hillshire Brands Co.	4,940,878
54,139		Ingredion, Inc.	3,986,255
13,448		Lancaster Colony Corp.	1,174,683
30,009	[2]	Post Holdings, Inc.	1,348,004
128,767	[2]	SUPERVALU, Inc.	1,180,793
16,730		Tootsie Roll Industries, Inc.	440,501
31,071	[2]	United Natural Foods, Inc.	1,821,382
5,649		Universal Corp.	293,353
126,620	[2]	WhiteWave Foods Company, Class A	3,772,010
		TOTAL	34,240,941
		Energy—4.9%
26,970	[2]	Atwood Oceanics, Inc.	1,298,605
34,960	[2,3]	Bill Barrett Corp.	839,390
12,257	[3]	Carbo Ceramics, Inc.	1,526,487
47,526	[2]	Dresser-Rand Group, Inc.	2,828,272
26,070	[2]	Dril-Quip, Inc.	2,627,074
45,175		Energen Corp.	3,687,635
46,455	[2]	Gulfport Energy Corp.	2,481,162
61,966	[2]	Helix Energy Solutions Group, Inc.	1,575,795
127,539		HollyFrontier Corp.	5,995,608
67,743		Oceaneering International, Inc.	4,600,427
35,137	[2]	Oil States International, Inc.	2,153,547
106,805		Patterson-UTI Energy, Inc.	3,668,752
29,461	[2]	Rosetta Resources, Inc.	1,504,573
49,005		SM Energy Co.	3,848,853
113,923		Superior Energy Services, Inc.	3,827,813
22,228		Tidewater, Inc.	1,050,718
35,755	[2]	Unit Corp.	2,265,079
133,012	[2]	WPX Energy, Inc.	2,736,057
46,612		World Fuel Services Corp.	2,001,985
		TOTAL	50,517,832
		Financials—21.8%
14,675		Alexander and Baldwin, Inc.	560,145
2

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
45,988		Alexandria Real Estate Equities, Inc.	$3,614,657
9,280	[2]	Alleghany Corp.	3,840,528
69,497		American Campus Communities, Inc.	2,704,823
54,232		American Financial Group, Inc., Ohio	3,036,450
52,748		Aspen Insurance Holdings Ltd.	2,110,447
102,543		Associated Banc-Corp.	1,837,571
92,318		Astoria Financial Corp.	1,189,056
50,342		Bancorpsouth, Inc.	1,050,638
30,051		Bank of Hawaii Corp.	1,718,316
68,058		Berkley, W. R. Corp.	3,036,067
127,198		BioMed Realty Trust, Inc.	2,734,757
78,829		Brown & Brown	2,426,357
55,482		CBOE Holdings, Inc.	2,689,213
61,802		Camden Property Trust	4,471,993
46,857		Cathay Bancorp, Inc.	1,199,071
30,302		City National Corp.	2,280,225
51,153		Commerce Bancshares, Inc.	2,304,954
59,097		Corporate Office Properties Trust	1,676,582
58,426		Corrections Corp. of America	1,882,486
32,414		Cullen Frost Bankers, Inc.	2,527,320
210,514		Duke Realty Corp.	3,787,147
89,982		East West Bancorp, Inc.	3,064,787
63,008		Eaton Vance Corp.	2,213,471
44,635		Equity One, Inc.	1,036,425
29,653		Everest Re Group Ltd.	4,623,199
68,197		Extra Space Storage, Inc.	3,527,831
47,115		Federal Realty Investment Trust	5,752,741
60,574	[3,4]	Federated Investors, Inc.	1,709,398
71,655		First American Financial Corp.	1,944,717
193,962		First Horizon National Corp.	2,284,872
237,187		First Niagara Financial Group, Inc.	2,039,808
79,004		FirstMerit Corp.	1,390,470
125,945		Fulton Financial Corp.	1,428,216
88,807		Gallagher (Arthur J.) & Co.	3,996,315
65,728		HCC Insurance Holdings, Inc.	3,068,183
67,163		Hancock Holding Co.	2,178,768
29,661		Hanover Insurance Group, Inc.	1,714,702
57,314		Highwoods Properties, Inc.	2,411,200
37,844		Home Properties, Inc.	2,489,757
112,688		Hospitality Properties Trust	3,219,496
37,398		International Bancshares Corp.	948,039
100,981	[3]	Janus Capital Group, Inc.	1,150,174
32,523		Jones Lang LaSalle, Inc.	4,023,095
18,343		Kemper Corp.	634,851
60,644		Kilroy Realty Corp.	3,750,225
66,852		LaSalle Hotel Properties	2,325,781
80,319		Liberty Property Trust	2,824,819
85,790	[2]	MSCI, Inc., Class A	3,881,997
61,144		Mack-Cali Realty Corp.	1,290,138
25,295		Mercury General Corp.	1,245,020
48,509		Mid-American Apartment Communities, Inc.	3,391,749
3

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
64,519	[3]	National Retail Properties, Inc.	$2,294,941
288,286		New York Community Bancorp, Inc.	4,577,982
157,050		Old Republic International Corp.	2,259,950
80,053	[3]	Omega Healthcare Investors	2,925,137
49,176		PacWest Bancorp	2,049,164
28,391		Potlatch Corp.	1,172,548
32,469		Primerica, Inc.	1,496,172
37,716		Prosperity Bancshares, Inc.	2,192,431
48,694		Protective Life Corp.	3,378,390
81,082		Raymond James Financial, Inc.	4,131,128
82,667		Rayonier, Inc.	2,815,638
129,316		Realty Income Corp.	5,567,054
58,662		Regency Centers Corp	3,188,866
50,515		Reinsurance Group of America, Inc.	4,054,334
26,776		RenaissanceRe Holdings Ltd.	2,618,961
106,394		SEI Investments Co.	3,811,033
60,350		SL Green Realty Corp.	6,505,730
281,471		SLM Holding Corp.	2,493,833
133,979		Senior Housing Properties Trust	3,062,760
30,975	[2]	Signature Bank	3,543,230
26,247		StanCorp Financial Group, Inc.	1,583,744
31,745	[2]	SVB Financial Group	3,460,840
109,660	[2]	Synovus Financial Corp.	2,582,493
74,597		TCF Financial Corp.	1,179,379
41,231		Taubman Centers, Inc.	3,032,952
47,145		Trustmark Corp.	1,085,749
178,451		UDR, Inc.	5,189,355
110,461		Umpqua Holdings Corp.	1,869,000
76,036		Valley National Bancorp	728,425
55,905		Waddell & Reed Financial, Inc., Class A	2,951,225
61,924		Washington Federal, Inc.	1,297,927
99,119	[2]	Washington Prime Group, Inc.	1,872,358
74,011		Webster Financial Corp. Waterbury	2,121,895
55,685		Weingarten Realty Investors	1,832,593
6,782		WestAmerica Bancorp.	324,315
		TOTAL	223,490,579
		Health Care—9.6%
55,637	[2]	Align Technology, Inc.	3,016,082
67,624	[2]	Allscripts Healthcare Solutions, Inc.	1,076,574
13,695	[2]	Bio-Rad Laboratories, Inc., Class A	1,574,788
40,383	[2]	Charles River Laboratories International, Inc.	2,189,162
75,725	[2]	Community Health Systems, Inc.	3,612,082
31,213	[3]	Cooper Cos., Inc.	5,021,547
37,729	[2]	Covance, Inc.	3,166,218
40,384	[2]	Cubist Pharmaceuticals, Inc.	2,459,386
88,367	[2]	Endo International PLC	5,927,658
61,171	[2]	HMS Holdings Corp.	1,126,158
63,740	[2]	Health Net, Inc.	2,625,451
53,462	[2]	Henry Schein, Inc.	6,214,957
38,428		Hill-Rom Holdings, Inc.	1,514,063
196,325	[2]	Hologic, Inc.	5,118,193
4

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
31,862	[2]	IDEXX Laboratories, Inc.	$3,966,182
29,917	[2]	LifePoint Hospitals, Inc.	2,145,647
72,087	[2]	MEDNAX, Inc.	4,266,109
38,551	[2,3]	Mallinckrodt PLC	2,683,921
18,644	[2]	Mettler Toledo International, Inc.	4,794,118
62,583		Omnicare, Inc.	3,911,437
25,337		Owens & Minor, Inc.	838,401
79,593	[3]	ResMed, Inc.	4,118,142
35,994	[2]	Salix Pharmaceuticals Ltd.	4,747,969
28,690	[2]	Sirona Dental Systems, Inc.	2,300,938
39,069		Steris Corp.	1,987,831
20,045		Techne Corp.	1,870,599
25,346		Teleflex, Inc.	2,730,778
38,321	[2]	Thoratec Laboratories Corp.	1,245,433
34,030	[2]	United Therapeutics Corp.	3,094,688
56,841		Universal Health Services, Inc., Class B	6,059,251
56,295	[2]	VCA Antech, Inc.	2,099,241
27,629	[2]	Wellcare Health Plans, Inc.	1,723,497
		TOTAL	99,226,501
		Industrials—16.0%
46,280		AGCO Corp.	2,254,299
31,342		Acuity Brands, Inc. Holding Company	3,362,056
60,003	[2,3]	Aecom Technology Corp.	2,037,102
85,306		Alaska Air Group, Inc.	3,750,905
19,683		Alliant Techsystems, Inc.	2,557,412
62,032	[2]	B/E Aerospace, Inc.	5,281,404
23,822		CLARCOR, Inc.	1,412,883
46,790		Carlisle Cos., Inc.	3,744,136
67,284	[2]	Civeo Corp.	1,709,014
36,106	[2]	Clean Harbors, Inc.	2,080,789
25,795		Con-way, Inc.	1,272,983
68,510	[2]	Copart, Inc.	2,286,864
19,967		Corporate Executive Board Co.	1,239,352
30,048		Crane Co.	2,061,593
40,914		Deluxe Corp.	2,250,679
96,067		Donaldson Co., Inc.	3,726,439
120,701		Donnelley (R.R.) & Sons Co.	2,095,369
19,465	[2]	Esterline Technologies Corp.	2,112,926
116,048		Exelis, Inc.	1,954,248
12,070	[2]	FTI Consulting, Inc.	446,107
92,926		Fortune Brands Home & Security, Inc.	3,511,673
21,373		GATX Corp.	1,325,126
32,357	[2]	Genesee & Wyoming, Inc., Class A	3,226,964
37,276		Graco, Inc.	2,764,015
9,271		Granite Construction, Inc.	301,771
29,228		HNI Corp.	1,032,917
52,463		Harsco Corp.	1,325,740
33,429		Hubbell, Inc., Class B	3,909,187
51,449		Hunt (J.B.) Transportation Services, Inc.	3,974,950
36,567		Huntington Ingalls Industries, Inc.	3,324,672
57,777		IDEX Corp.	4,380,652
5

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
56,160		ITT Corp.	$2,581,675
152,677	[2,3]	Jet Blue Airways Corp.	1,636,697
89,453		KBR, Inc.	1,848,099
51,415		Kennametal, Inc.	2,173,826
40,711	[2]	Kirby Corp.	4,741,203
30,217		Landstar System, Inc.	1,998,250
27,623		Lennox International, Inc.	2,356,794
50,959		Lincoln Electric Holdings	3,385,716
11,033	[2]	MSA Safety, Inc.	571,289
29,348		MSC Industrial Direct Co.	2,503,091
56,858		Manpower Group, Inc.	4,428,670
37,919		Miller Herman, Inc.	1,108,752
67,780	[2]	NOW, Inc.	2,181,838
37,117		Nordson Corp.	2,790,085
44,927	[2]	Old Dominion Freight Lines, Inc.	2,851,966
53,480		OshKosh Truck Corp.	2,471,846
35,251		Regal Beloit Corp.	2,477,793
37,502		Rollins, Inc.	1,061,682
26,937		SPX Corp.	2,670,265
46,993		Smith (A.O.) Corp.	2,194,573
56,932		Terex Corp.	1,964,723
48,782		Timken Co.	2,161,043
39,994		Towers Watson & Company	4,080,188
110,743		Trinity Industries, Inc.	4,832,824
25,911		Triumph Group, Inc.	1,641,462
46,178		URS Corp.	2,644,614
66,871	[2]	United Rentals, Inc.	7,081,639
17,757	[3]	Valmont Industries, Inc.	2,585,952
60,135		Wabtec Corp.	4,851,692
76,703		Waste Connections, Inc.	3,631,120
16,572		Watsco, Inc.	1,484,354
32,851		Werner Enterprises, Inc.	807,478
27,066		Woodward Governor Co.	1,352,217
		TOTAL	163,867,643
		Information Technology—15.8%
55,346	[2,3]	3D Systems Corp.	2,774,495
72,702	[2]	ACI Worldwide, Inc.	1,362,435
53,600	[2]	AOL, Inc.	2,066,280
53,767	[2]	Acxiom Corp.	985,011
12,218		Adtran, Inc.	271,728
293,653	[2,3]	Advanced Micro Devices, Inc.	1,148,183
9,917		Advent Software, Inc.	321,906
59,915	[2]	Ansys, Inc.	4,609,860
72,843	[2]	Arris Group, Inc.	2,489,045
71,947	[2]	Arrow Electronics, Inc.	4,169,329
271,087	[2]	Atmel Corp.	2,222,913
86,671		Avnet, Inc.	3,668,783
28,011		Belden, Inc.	1,901,947
89,455		Broadridge Financial Solutions	3,611,298
43,594	[2]	CIENA Corp.	851,391
187,517	[2]	Cadence Design Systems, Inc.	3,155,911
6

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
17,775	[2]	Commvault Systems, Inc.	$853,556
150,170		Compuware Corp.	1,366,547
24,857	[2,3]	Concur Technologies, Inc.	2,310,707
88,909		Convergys Corp.	1,723,946
44,152	[2,3]	Conversant, Inc.	1,031,832
61,393	[2]	CoreLogic, Inc.	1,669,890
79,701	[2]	Cree, Inc.	3,764,278
101,740	[2]	Cypress Semiconductor Corp.	1,028,591
27,862		DST Systems, Inc.	2,509,530
38,464		Diebold, Inc.	1,449,324
29,216	[2,3]	Equinix, Inc.	6,267,416
27,002		FEI Co.	2,068,353
24,720		FactSet Research Systems	2,969,614
21,320		Fair Isaac & Co., Inc.	1,218,438
83,263	[2]	Fairchild Semiconductor International, Inc., Class A	1,267,263
82,984	[2]	Fortinet, Inc.	2,037,257
55,933	[2]	Gartner Group, Inc., Class A	3,826,936
44,249		Global Payments, Inc.	3,065,128
52,070		Henry Jack & Associates, Inc.	3,038,285
71,116	[2]	Informatica Corp.	2,255,800
97,643	[2]	Ingram Micro, Inc., Class A	2,802,354
80,635	[2]	Integrated Device Technology, Inc.	1,157,919
36,813		InterDigital, Inc.	1,623,085
63,589	[2]	International Rectifier Corp.	1,579,551
115,519		Intersil Holding Corp.	1,482,109
27,620	[2]	Itron, Inc.	993,768
156,221	[2]	JDS Uniphase Corp.	1,854,343
70,316	[2]	Knowles Corp. - When Issued	2,044,789
27,040		Leidos Holdings, Inc.	998,858
38,914		Lexmark International, Inc.	1,869,039
46,354	[2]	MICROS Systems Corp.	3,134,921
61,292		Mentor Graphics Corp.	1,210,517
91,281	[2]	NCR Corp.	2,825,147
63,503		National Instruments Corp.	2,021,936
34,192	[2,3]	Neustar, Inc., Class A	952,589
89,211	[2]	PTC, Inc.	3,208,028
27,507		Plantronics, Inc.	1,292,004
90,156	[2]	Polycom, Inc.	1,155,800
181,558	[2,3]	RF Micro Devices, Inc.	2,026,187
76,966	[2]	Rackspace Hosting, Inc.	2,331,300
97,105	[2]	Riverbed Technology, Inc.	1,738,180
63,304	[2]	Rovi Corporation	1,479,414
23,528		Science Applications International Corp.	982,765
46,658	[2]	Semtech Corp.	1,041,873
27,381	[2]	Silicon Laboratories, Inc.	1,115,228
118,491		Skyworks Solutions, Inc.	6,014,603
43,422	[2]	Solarwinds, Inc.	1,786,381
51,686		Solera Holdings, Inc.	3,307,904
133,183	[2,3]	SunEdison, Inc.	2,663,660
99,492	[2]	Synopsys, Inc.	3,757,813
32,771	[2]	Tech Data Corp.	2,057,691
7

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
127,238		Teradyne, Inc.	$2,318,276
101,240	[2]	Tibco Software, Inc.	1,953,932
163,485	[2]	Trimble Navigation Ltd.	5,051,686
85,160	[2]	Verifone Systems, Inc.	2,853,712
88,906	[3]	Vishay Intertechnology, Inc.	1,309,585
19,677	[2]	WEX, Inc.	2,123,542
30,822	[2]	Zebra Technologies Co., Class A	2,467,918
		TOTAL	161,921,613
		Materials—7.3%
51,124		Albemarle Corp.	3,135,946
40,108		Aptargroup, Inc.	2,450,599
46,120		Ashland, Inc.	4,826,458
46,832		Cabot Corp.	2,453,528
32,162		Carpenter Technology Corp.	1,741,251
104,502	[3]	Cliffs Natural Resources, Inc.	1,823,560
103,462		Commercial Metals Corp.	1,783,685
26,901		Compass Minerals International, Inc.	2,314,024
17,755		Cytec Industries, Inc.	1,790,592
53,162		Domtar Corp.	1,909,579
32,942		Eagle Materials, Inc.	2,991,792
9,911		Greif, Inc., Class A	497,334
53,787	[2]	Louisiana-Pacific Corp.	728,276
29,910		Minerals Technologies, Inc.	1,736,874
6,773		Newmarket Corp.	2,621,151
53,987		Olin Corp.	1,434,435
61,119		Packaging Corp. of America	4,043,633
57,698		Polyone Corp.	2,189,639
82,532		RPM International, Inc.	3,646,264
27,555	[2]	Rayonier Advanced Materials, Inc.	894,435
48,131		Reliance Steel & Aluminum Co.	3,284,941
46,028		Rock-Tenn Co.	4,576,564
34,312		Royal Gold, Inc.	2,592,958
26,565		Scotts Co.	1,413,258
29,568		Sensient Technologies Corp.	1,552,320
26,821		Silgan Holdings, Inc.	1,320,130
62,589		Sonoco Products Co.	2,449,733
142,154		Steel Dynamics, Inc.	3,015,086
24,391	[2]	TimkenSteel Corporation	1,061,252
92,362	[3]	United States Steel Corp.	3,093,203
50,781		Valspar Corp.	3,811,114
45,312		Worthington Industries, Inc.	1,733,184
		TOTAL	74,916,798
		Telecommunication Services—0.5%
85,348	[2]	TW Telecom, Inc.	3,477,077
64,926		Telephone and Data System, Inc.	1,623,150
		TOTAL	5,100,227
		Utilities—4.5%
72,342		Alliant Energy Corp.	4,087,323
110,291		Aqua America, Inc.	2,622,720
62,137		Atmos Energy Corp.	3,002,460
29,791		Black Hills Corp.	1,570,284
8

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
40,264		Cleco Corp.	$2,244,316
101,808		Great Plains Energy, Inc.	2,523,820
44,034		Hawaiian Electric Industries, Inc.	1,040,083
33,834		Idacorp, Inc.	1,811,811
118,926		MDU Resources Group, Inc.	3,747,358
60,152		National Fuel Gas Co.	4,145,074
129,503		OGE Energy Corp.	4,655,633
46,908		ONE Gas, Inc.	1,688,688
54,268		PNM Resources, Inc.	1,391,974
112,763		Questar Corp.	2,507,849
71,158		UGI Corp.	3,454,009
64,986		Vectren Corp.	2,475,317
20,886		WGL Holdings, Inc.	814,136
68,144		Westar Energy, Inc.	2,455,910
		TOTAL	46,238,765
		TOTAL COMMON STOCKS (IDENTIFIED COST $607,876,775)	988,130,514
		INVESTMENT COMPANY—9.1%
93,138,976	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	93,138,976
		TOTAL INVESTMENTS—105.3% (IDENTIFIED COST $701,015,751)[7]	1,081,269,490
		OTHER ASSETS AND LIABILITIES - NET—(5.3)%[8]	(54,811,173)
		TOTAL NET ASSETS—100%	$1,026,458,317
At July 31, 2014, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P Midcap 400 Emini Long Futures	287	$39,255,860	September 2014	$(1,326,776)
The average notional value of long futures contracts held by the Fund throughout the period was $39,303,389. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $39,255,860 at July 31, 2014, which represents 3.8% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.2%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$51,876,788	$55,430,829
4	Affiliated company and holding.
9

Transactions involving the affiliated company during the period ended July 31, 2014, were as follows:
Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2014	Value	Dividend Income
Federated Investors, Inc.	72,698	—	(12,124)	60,574	$1,709,398	$51,493
Transactions involving the affiliated holding during the period ended July 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	69,432,747
Purchases/Additions	289,893,748
Sales/Reductions	(266,187,519)
Balance of Shares Held 7/31/2014	93,138,976
Value	$93,138,976
Dividend Income	$16,280
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At July 31, 2014, the cost of investments for federal tax purposes was $701,015,751. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $380,253,739. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $388,509,619 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,255,880.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including
10

key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
11
Federated Max-Cap Index Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—97.3%[1]
		Consumer Discretionary—11.4%
13,479	[2]	Amazon.com, Inc.	$4,218,792
1,097	[2]	AutoNation, Inc.	58,492
1,678	[2]	AutoZone, Inc.	867,576
7,341	[2,3]	Bed Bath & Beyond, Inc.	464,612
8,018		Best Buy Co., Inc.	238,375
10,225		Block (H&R), Inc.	328,529
6,814		BorgWarner, Inc.	424,172
12,977		CBS Corp., Class B	737,483
24,140	[3]	Cablevision Systems Corp., Class A	463,971
957	[2]	CarMax, Inc.	46,711
15,354		Carnival Corp.	556,122
950	[2]	Chipotle Mexican Grill, Inc.	638,875
9,517		Coach, Inc.	328,908
86,647		Comcast Corp., Class A	4,655,543
7,001	[2]	Discovery Communications, Inc.	596,555
5,639	[3]	Darden Restaurants, Inc.	263,623
8,456		Delphi Automotive PLC	564,861
19,268	[2]	DirecTV	1,658,011
9,283	[2]	Dollar General Corp.	512,700
12,445	[2]	Dollar Tree, Inc.	677,879
3,563		Family Dollar Stores, Inc.	266,334
134,915		Ford Motor Co.	2,296,253
4,376	[2]	Fossil Group, Inc.	428,848
11,214	[3]	GameStop Corp.	470,652
6,916		Gannett Co., Inc.	226,292
9,084		Gap (The), Inc.	364,359
3,181		Garmin Ltd.	175,082
46,005		General Motors Co.	1,555,889
5,862		Genuine Parts Co.	485,491
64	[2]	Grahm Holdings, Co.	43,888
6,534		Harley Davidson, Inc.	403,932
5,140		Harman International Industries, Inc.	557,947
3,784	[3]	Hasbro, Inc.	189,049
42,530		Home Depot, Inc.	3,438,551
11,289		Interpublic Group Cos., Inc.	222,506
21,243		Johnson Controls, Inc.	1,003,519
12,095		Kohl's Corp.	647,566
8,275		L Brands, Inc.	479,702
6,406		Leggett and Platt, Inc.	210,117
1,080	[3]	Lennar Corp., Class A	39,128
34,849		Lowe's Cos., Inc.	1,667,525
11,155		Macy's, Inc.	644,647
6,485	[3]	Marriott International, Inc., Class A	419,644
12,959	[3]	Mattel, Inc.	459,073
33,940		McDonald's Corp.	3,209,366
5,411	[2]	Michael Kors Holdings Ltd.	440,888
1,624	[2]	Mohawk Industries, Inc.	202,627

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
1,890	[2]	NetFlix, Inc.	$798,941
8,808		Newell Rubbermaid, Inc.	286,084
18,860	[2]	News Corp., Class A	332,879
24,123		Nike, Inc., Class B	1,860,607
4,111		Nordstrom, Inc.	284,605
3,190	[2]	O'Reilly Automotive, Inc.	478,500
7,897		Omnicom Group, Inc.	552,711
2,271		PVH Corp.	250,219
2,341		PetSmart, Inc.	159,516
7,528		Pulte Group, Inc.	132,869
1,595		Ralph Lauren Corp.	248,597
6,508		Ross Stores, Inc.	419,115
3,510		Scripps Networks Interactive	289,259
27,069		Staples, Inc.	313,730
21,610		Starbucks Corp.	1,678,665
5,923		Starwood Hotels & Resorts	455,123
22,939		TJX Cos., Inc.	1,222,419
16,385		Target Corp.	976,382
1,722	[2]	The Priceline Group, Inc.	2,139,499
789		Tiffany & Co.	77,014
8,996		Time Warner Cable, Inc.	1,305,320
30,343		Time Warner, Inc.	2,519,076
240		Tractor Supply Co.	14,921
6,606	[2]	TripAdvisor, Inc.	626,513
56,330		Twenty-First Century Fox, Inc.	1,784,534
469	[2]	Under Armour, Inc., Class A	31,306
2,585	[2]	Urban Outfitters, Inc.	92,362
16,348		V.F. Corp.	1,001,642
12,527		Viacom, Inc., Class B - New	1,035,607
53,666		Walt Disney Co.	4,608,836
2,264		Whirlpool Corp.	322,937
8,256		Wyndham Worldwide Corp.	623,741
2,444		Wynn Resorts Ltd.	521,061
18,551		Yum Brands, Inc.	1,287,439
		TOTAL	67,582,694
		Consumer Staples—9.1%
68,417		Altria Group, Inc.	2,777,730
28,598		Archer-Daniels-Midland Co.	1,326,947
15,837		Avon Products, Inc.	209,048
4,864		Brown-Forman Corp., Class B	421,466
38,868		CVS Corp.	2,967,960
7,299		Campbell Soup Co.	303,565
4,977		Clorox Co.	432,352
6,657		Coca-Cola Enterprises, Inc.	302,561
30,192		Colgate-Palmolive Co.	1,914,173
16,214	[3]	ConAgra Foods, Inc.	488,528
5,018	[2]	Constellation Brands, Inc., Class A	417,799
17,319		Costco Wholesale Corp.	2,035,675
5,694		Dr. Pepper Snapple Group, Inc.	334,579
8,455		Estee Lauder Cos., Inc., Class A	621,104
21,812		General Mills, Inc.	1,093,872

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
5,036		Hershey Foods Corp.	$443,923
3,358		Hormel Foods Corp.	151,983
9,481		Kellogg Co.	567,248
6,700		Keurig Green Mountain Coffee, Inc.	799,176
13,238		Kimberly-Clark Corp.	1,375,031
15,205		Kraft Foods Group, Inc.	814,760
16,018		Kroger Co.	784,562
11,323		Lorillard, Inc.	684,815
5,214		McCormick & Co., Inc.	342,977
3,650		Mead Johnson Nutrition Co.	333,756
4,560		Molson Coors Brewing Co., Class B	307,937
64,923		Mondelez International, Inc.	2,337,228
3,827	[2]	Monster Beverage Corp.	244,775
51,826		PepsiCo, Inc.	4,565,871
49,879		Philip Morris International, Inc.	4,090,577
92,072		Procter & Gamble Co.	7,119,007
5,780		Reynolds American, Inc.	322,813
4,050		Smucker (J.M.) Co.	403,542
21,308		Sysco Corp.	760,482
128,995		The Coca-Cola Co.	5,068,214
17,452		Tyson Foods, Inc., Class A	649,389
55,181		Wal-Mart Stores, Inc.	4,060,218
28,858		Walgreen Co.	1,984,565
11,813		Whole Foods Market, Inc.	451,493
		TOTAL	54,311,701
		Energy—10.3%
16,532		Anadarko Petroleum Corp.	1,766,444
12,725		Apache Corp.	1,306,348
18,737		Baker Hughes, Inc.	1,288,543
1,489		CONSOL Energy, Inc.	57,803
13,129		Cabot Oil & Gas Corp., Class A	432,601
6,145	[2]	Cameron International Corp.	435,742
26,647		Chesapeake Energy Corp.	702,681
64,703		Chevron Corp.	8,362,216
2,514		Cimarex Energy Co.	349,496
41,478		ConocoPhillips	3,421,935
13,223		Denbury Resources, Inc.	224,130
9,202		Devon Energy Corp.	694,751
20,982		EOG Resources, Inc.	2,296,270
4,581		EQT Corp.	429,789
2,475		Ensco PLC	125,359
145,529		Exxon Mobil Corp.	14,398,639
8,335	[2]	FMC Technologies, Inc.	506,768
32,762		Halliburton Co.	2,260,250
6,176		Helmerich & Payne, Inc.	656,262
8,305		Hess Corp.	822,029
24,211		Kinder Morgan, Inc.	871,112
24,315		Marathon Oil Corp.	942,206
9,087		Marathon Petroleum Corp.	758,583
6,257		Murphy Oil Corp.	388,747
19,375		Nabors Industries Ltd.	526,225

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
14,385		National-Oilwell, Inc.	$1,165,760
3,228	[2]	Newfield Exploration Co.	130,088
11,369		Noble Energy, Inc.	755,925
6,106		ONEOK, Inc.	393,410
27,087		Occidental Petroleum Corp.	2,646,671
6,022	[3]	Peabody Energy Corp.	91,354
18,411		Phillips 66	1,493,316
6,105		Pioneer Natural Resources, Inc.	1,352,013
4,311		QEP Resources, Inc.	142,479
5,028		Range Resources Corp.	380,067
43,410		Schlumberger Ltd.	4,705,210
18,107	[2]	Southwestern Energy Co.	734,782
21,242		Spectra Energy Corp.	869,223
3,664		Tesoro Petroleum Corp.	225,483
4,923	[3]	Transocean Ltd.	198,594
16,985		Valero Energy Corp.	862,838
19,881		Williams Companies, Inc.	1,125,861
		TOTAL	61,298,003
		Financials—15.8%
11,957		Ace, Ltd.	1,196,896
1,866	[2]	Affiliated Managers Group	371,800
20,003		Aflac, Inc.	1,194,979
19,640		Allstate Corp.	1,147,958
27,643		American Express Co.	2,432,584
48,858		American International Group, Inc.	2,539,639
16,666		American Tower Corp.	1,573,104
8,901		Ameriprise Financial, Inc.	1,064,560
9,360		Aon PLC	789,610
5,575		Apartment Investment & Management Co., Class A	190,554
6,737		Assurant, Inc.	426,856
4,529		Avalonbay Communities, Inc.	670,654
25,764		BB&T Corp.	953,783
373,837		Bank of America Corp.	5,701,014
61,238	[2]	Berkshire Hathaway, Inc., Class B	7,681,082
4,407		Blackrock, Inc.	1,342,945
2,679		Boston Properties, Inc.	320,007
19,005	[2]	CBRE Group, Inc.	586,114
11,473		CME Group, Inc.	848,314
22,874		Capital One Financial Corp.	1,819,398
8,877		Chubb Corp.	769,725
6,173		Cincinnati Financial Corp.	284,081
103,200		Citigroup, Inc.	5,047,512
4,975		Comerica, Inc.	250,043
11,648		Crown Castle International Corp.	864,049
15,746		Discover Financial Services	961,451
6,974	[2]	E*Trade Financial Corp.	146,593
12,286		Equity Residential Properties Trust	794,290
2,250		Essex Property Trust, Inc.	426,532
26,462		Fifth Third Bancorp	541,942
13,605		Franklin Resources, Inc.	736,711
29,929		General Growth Properties, Inc.	699,441

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
13,416	[2]	Genworth Financial, Inc., Class A	$175,750
14,383		Goldman Sachs Group, Inc.	2,486,389
16,910		HCP, Inc.	702,272
7,029		Hartford Financial Services Group, Inc.	240,111
5,653		Health Care REIT, Inc.	359,700
38,674		Host Hotels & Resorts, Inc.	840,773
24,924		Huntington Bancshares, Inc.	244,754
2,394	[2]	Intercontinental Exchange, Inc.	460,175
16,183		Invesco Ltd.	608,966
128,778		JPMorgan Chase & Co.	7,426,627
50,446		KeyCorp	683,039
16,383		Kimco Realty Corp.	366,652
9,237		Legg Mason, Inc.	438,296
7,774		Lincoln National Corp.	407,280
3,601		Loews Corp.	151,710
2,063	[3]	M & T Bank Corp.	250,654
5,628		Macerich Co. (The)	365,876
19,308		Marsh & McLennan Cos., Inc.	980,267
8,479		McGraw Hill Financial, Inc.	680,185
37,227		MetLife, Inc.	1,958,140
5,663		Moody's Corp.	492,681
56,266		Morgan Stanley	1,819,642
4,317		NASDAQ OMX Group, Inc.	182,134
14,162		Navient Corp.	243,586
8,419		Northern Trust Corp.	563,147
18,108		PNC Financial Services Group	1,494,996
14,413		People's United Financial, Inc.	209,277
3,360		Principal Financial Group	166,925
20,651		Progressive Corp. Ohio	484,059
9,823		ProLogis, Inc.	400,877
14,942		Prudential Financial	1,299,506
5,235		Public Storage	898,378
47,049		Regions Financial Corp.	477,077
37,365		Schwab (Charles) Corp.	1,036,879
10,837		Simon Property Group, Inc.	1,822,675
10,174		State Street Corp.	716,657
17,589		SunTrust Banks, Inc.	669,261
9,571		T. Rowe Price Group, Inc.	743,284
38,826		The Bank of New York Mellon Corp.	1,515,767
12,342		The Travelers Cos, Inc.	1,105,350
9,799		Torchmark Corp.	516,799
61,005		U.S. Bancorp	2,564,040
7,023		Unum Group	241,100
10,851		Ventas, Inc.	689,038
5,331		Vornado Realty Trust	565,193
161,310		Wells Fargo & Co.	8,210,679
19,513	[3]	Weyerhaeuser Co.	611,147
236		XL Group PLC	7,609
		TOTAL	93,949,600
		Health Care—13.0%
43,537		Abbott Laboratories	1,833,778

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
54,392		AbbVie, Inc.	$2,846,877
10,245	[2]	Actavis PLC	2,195,094
11,605		Aetna, Inc.	899,736
10,248		Agilent Technologies, Inc.	574,810
6,308	[2]	Alexion Pharmaceuticals, Inc.	1,002,909
9,680		Allergan, Inc.	1,605,525
3,541		AmerisourceBergen Corp.	272,338
25,978		Amgen, Inc.	3,309,337
4,685		Bard (C.R.), Inc.	699,143
19,110		Baxter International, Inc.	1,427,326
7,019		Becton, Dickinson & Co.	815,889
7,819	[2]	Biogen Idec, Inc.	2,614,595
40,009	[2]	Boston Scientific Corp.	511,315
57,165		Bristol-Myers Squibb Co.	2,893,692
8,425		CIGNA Corp.	758,587
15,757		Cardinal Health, Inc.	1,128,989
5,662	[2]	CareFusion Corporation	247,939
26,334	[2]	Celgene Corp.	2,295,008
4,338	[2]	Cerner Corp.	239,458
14,679		Covidien PLC	1,269,880
10,102	[2]	DaVita HealthCare Partners, Inc.	711,585
4,627		Dentsply International, Inc.	214,785
7,052	[2]	Edwards Lifesciences Corp.	636,443
25,755	[2]	Express Scripts Holding Co.	1,793,836
51,101	[2]	Gilead Sciences, Inc.	4,678,297
7,544		Humana, Inc.	887,552
1,291	[2]	Intuitive Surgical, Inc.	590,697
96,062		Johnson & Johnson	9,614,846
3,443	[2]	Laboratory Corp. of America Holdings	357,005
38,158		Lilly (Eli) & Co.	2,329,927
9,368		McKesson Corp.	1,797,344
34,571		Medtronic, Inc.	2,134,414
99,652		Merck & Co., Inc.	5,654,254
18,439	[2]	Mylan, Inc.	910,333
2,567		PerkinElmer, Inc.	118,647
2,446	[2]	Perrigo Co. PLC	368,001
217,300		Pfizer, Inc.	6,236,510
2,580	[2]	Regeneron Pharmaceuticals, Inc.	815,848
8,728		St. Jude Medical, Inc.	568,978
9,409		Stryker Corp.	750,556
12,976		Thermo Fisher Scientific, Inc.	1,576,584
32,659		UnitedHealth Group, Inc.	2,647,012
2,808	[2]	Varian Medical Systems, Inc.	230,677
4,849	[2]	Vertex Pharmaceuticals, Inc.	431,125
2,973	[2]	Waters Corp.	307,527
8,894		Wellpoint, Inc.	976,650
5,109		Zimmer Holdings, Inc.	511,258
7,892		Zoetis, Inc.	259,726
		TOTAL	77,552,642
		Industrials—10.0%
20,574		3M Co.	2,898,671

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
9,378		AMETEK, Inc.	$456,615
2,137		Allegion PLC	109,906
22,204		Boeing Co.	2,675,138
5,932		C.H. Robinson Worldwide, Inc.	400,173
35,807		CSX Corp.	1,071,345
23,808		Caterpillar, Inc.	2,398,656
2,488		Cintas Corp.	155,749
5,458		Cummins, Inc.	760,791
19,573		Danaher Corp.	1,446,053
12,920	[3]	Deere & Co.	1,099,621
36,031		Delta Air Lines, Inc.	1,349,721
4,970		Dover Corp.	426,227
1,800		Dun & Bradstreet Corp.	198,054
16,725		Eaton Corp. PLC	1,135,962
24,556		Emerson Electric Co.	1,562,989
4,926		Equifax, Inc.	374,819
7,200		Expeditors International Washington, Inc.	310,896
3,681		Fastenal Co.	163,252
8,978		FedEx Corp.	1,318,689
3,879		Flowserve Corp.	287,201
6,130		Fluor Corp.	446,693
10,506		General Dynamics Corp.	1,226,786
340,670		General Electric Co.	8,567,850
26,413		Honeywell International, Inc.	2,425,506
12,790		Illinois Tool Works, Inc.	1,053,512
3,859		Ingersoll-Rand PLC	226,871
7,692		Iron Mountain, Inc.	257,759
1,885	[2]	Jacobs Engineering Group, Inc.	95,777
8,099		Joy Global, Inc.	479,947
992		Kansas City Southern Industries, Inc.	108,187
5,274		L-3 Communications Holdings, Inc.	553,559
10,787		Lockheed Martin Corp.	1,801,105
14,691		Masco Corp.	305,573
8,996		Nielsen NV	414,806
10,092		Norfolk Southern Corp.	1,025,953
6,748		Northrop Grumman Corp.	831,826
11,317		PACCAR, Inc.	704,710
7,130		Pall Corp.	552,361
4,566		Parker-Hannifin Corp.	524,862
10,504	[2]	Pentair PLC	672,991
17,419		Pitney Bowes, Inc.	471,358
4,665		Precision Castparts Corp.	1,067,352
13,624		Raytheon Co.	1,236,650
1,164		Republic Services, Inc.	44,150
4,141		Robert Half International, Inc.	201,460
4,204		Rockwell Automation, Inc.	469,419
892		Rockwell Collins	65,357
3,767		Roper Industries, Inc.	542,712
1,471		Snap-On, Inc.	176,814
34,194		Southwest Airlines Co.	967,006
1,945		Stanley Black & Decker, Inc.	170,090

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
3,357	[2]	Stericycle, Inc.	$394,951
16,857		Textron, Inc.	613,089
14,445		The ADT Corp.	502,686
9,251		Tyco International Ltd.	399,181
30,654		Union Pacific Corp.	3,013,595
24,366		United Parcel Service, Inc.	2,365,695
28,112		United Technologies Corp.	2,955,977
1,534		W. W. Grainger, Inc.	360,720
15,928		Waste Management, Inc.	715,008
		TOTAL	59,610,432
		Information Technology—18.8%
17,835		Accenture PLC	1,413,959
14,821	[2]	Adobe Systems, Inc.	1,024,279
5,313	[2]	Akamai Technologies, Inc.	313,573
1,613	[2]	Alliance Data Systems Corp.	423,074
2,203		Altera Corp.	72,082
4,701		Amphenol Corp., Class A	452,095
11,215		Analog Devices, Inc.	556,600
202,894		Apple, Inc.	19,390,580
38,479		Applied Materials, Inc.	806,520
6,648	[2]	Autodesk, Inc.	354,671
12,531		Automatic Data Processing, Inc.	1,018,896
7,668		Avago Technologies Ltd.	532,006
26,412		Broadcom Corp.	1,010,523
733		CA, Inc.	21,169
175,294		Cisco Systems, Inc.	4,422,668
4,874	[2]	Citrix Systems, Inc.	330,116
19,339	[2]	Cognizant Technology Solutions Corp.	948,578
9,494		Computer Sciences Corp.	592,331
57,714		Corning, Inc.	1,134,080
71,294		EMC Corp. Mass	2,088,914
39,564	[2]	eBay, Inc.	2,088,979
18,536	[2]	Electronic Arts, Inc.	622,810
7,437	[2]	FIserv, Inc.	458,640
3,127		FLIR Systems, Inc.	104,067
2,019	[2]	F5 Networks, Inc.	227,319
62,603	[2]	Facebook, Inc.	4,548,108
10,347		Fidelity National Information Services, Inc.	583,571
1,508	[2]	First Solar, Inc.	95,170
9,044	[2]	Google, Inc., Class A	5,241,450
9,034	[2]	Google, Inc., Class C	5,163,834
2,817		Harris Corp.	192,317
61,465		Hewlett-Packard Co.	2,188,769
169,507		Intel Corp.	5,744,592
32,437		International Business Machines Corp.	6,217,200
8,842		Intuit, Inc.	724,779
28,117		Juniper Networks, Inc.	661,874
5,269		KLA-Tencor Corp.	376,681
4,584		Lam Research Corp.	320,880
6,744		Linear Technology Corp.	297,646
33,128		Mastercard, Inc., Class A	2,456,441

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
5,567	[3]	Microchip Technology, Inc.	$250,626
45,359	[2]	Micron Technology, Inc.	1,385,717
246,666		Microsoft Corp.	10,646,105
4,445		Motorola Solutions, Inc.	283,058
15,767		NVIDIA Corp.	275,922
10,029		NetApp, Inc.	389,526
114,844		Oracle Corp.	4,638,549
12,352	[3]	Paychex, Inc.	506,555
56,238		Qualcomm, Inc.	4,144,741
6,418	[2]	Red Hat, Inc.	373,014
18,053	[2]	Salesforce.com, Inc.	979,375
7,061		Sandisk Corp.	647,564
10,429		Seagate Technology	611,139
25,496		Symantec Corp.	603,235
9,079		TE Connectivity Ltd.	561,899
4,294	[2]	Teradata Corporation	181,035
35,208		Texas Instruments, Inc.	1,628,370
15,228		Total System Services, Inc.	487,296
3,690	[2,3]	Verisign, Inc.	199,444
18,365		Visa, Inc., Class A Shares	3,875,199
10,278		Western Digital Corp.	1,026,053
19,913	[3]	Western Union Co.	347,880
60,473		Xerox Corp.	801,872
7,835		Xilinx, Inc.	322,254
29,913	[2]	Yahoo, Inc.	1,071,185
		TOTAL	111,459,454
		Materials—3.4%
6,908		Air Products & Chemicals, Inc.	911,511
2,671	[3]	Airgas, Inc.	285,583
35,511	[3]	Alcoa, Inc.	582,025
4,216		Avery Dennison Corp.	199,037
9,501		Ball Corp.	582,031
4,833		Bemis Co., Inc.	188,535
564		CF Industries Holdings, Inc.	141,192
46,281		Dow Chemical Co.	2,363,571
30,127		Du Pont (E.I.) de Nemours & Co.	1,937,467
4,400		Eastman Chemical Co.	346,632
8,578		Ecolab, Inc.	930,970
574		FMC Corp.	37,436
34,624		Freeport-McMoRan, Inc.	1,288,705
2,172		International Flavors & Fragrances, Inc.	219,350
15,609		International Paper Co.	741,428
17,032		LyondellBasell Industries NV - Class - A	1,809,650
2,047		Martin Marietta Materials	254,299
15,282		Monsanto Co.	1,728,242
11,787		Mosaic Co./The	543,499
28,790		Newmont Mining Corp.	717,159
9,770		Nucor Corp.	490,650
3,843	[2]	Owens-Illinois, Inc.	119,863
4,955		PPG Industries, Inc.	982,874
10,334		Praxair, Inc.	1,324,199

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
3,148		Sherwin-Williams Co.	$649,212
6,938		Sigma-Aldrich Corp.	696,714
5,318	[3]	Vulcan Materials Co.	335,725
		TOTAL	20,407,559
		Telecommunication Services—2.5%
176,850		AT&T, Inc.	6,294,091
20,540		CenturyLink, Inc.	805,990
23,723		Frontier Communications Corp.	155,386
140,972		Verizon Communications	7,107,808
26,163	[3]	Windstream Holdings, Inc.	299,828
		TOTAL	14,663,103
		Utilities—3.0%
41,581		AES Corp.	607,498
3,217		AGL Resources, Inc.	166,126
8,919		Ameren Corp.	342,935
16,738		American Electric Power Co., Inc.	870,209
10,798		CMS Energy Corp.	312,386
16,182		CenterPoint Energy, Inc.	393,546
10,916		Consolidated Edison Co.	612,278
6,730		DTE Energy Co.	496,809
15,497		Dominion Resources, Inc.	1,048,217
24,674		Duke Energy Corp.	1,779,736
10,045		Edison International	550,466
9,688		Entergy Corp.	705,577
28,270		Exelon Corp.	878,632
5,718		FirstEnergy Corp.	178,459
19,178		NRG Energy, Inc.	593,751
17,652		NextEra Energy, Inc.	1,657,346
9,117		NiSource, Inc.	343,529
11,920		Northeast Utilities Co.	523,288
9,601		PG & E Corp.	428,877
22,740		PPL Corp.	750,193
6,343		Pepco Holdings, Inc.	170,309
4,763		Pinnacle West Capital Corp.	254,773
24,444		Public Service Enterprises Group, Inc.	859,695
5,889		SCANA Corp.	299,632
4,890		Sempra Energy	487,582
31,383		Southern Co.	1,358,570
10,148		TECO Energy, Inc.	177,184
13,874	[3]	Wisconsin Energy Corp.	604,629
7,671		Xcel Energy, Inc.	236,267
		TOTAL	17,688,499
		TOTAL COMMON STOCKS (IDENTIFIED COST $191,980,084)	578,523,687
		INVESTMENT COMPANIES—4.0%
23,844,586	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	23,844,586
		TOTAL INVESTMENTS—101.3% (IDENTIFIED COST $215,824,670)[7]	602,368,273
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[8]	(7,847,345)
		TOTAL NET ASSETS—100%	$594,520,928

At July 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P 500 E-Mini Index Long Futures	34	$3,272,160	September 2014	$(26,248)
2S&P 500 Index Long Futures	28	$13,473,600	September 2014	$(97,991)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(124,239)
The average notional value of long futures contracts held by the Fund throughout the period was $23,866,305. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $16,745,760 at July 31, 2014, which represents 2.82% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.2%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$7,735,479	$8,146,788
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At July 31, 2014, the cost of investments for federal tax purposes was $215,824,670. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $386,543,603. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $387,035,694 and net unrealized depreciation from investments for those securities having an excess of cost over value of $492,091.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investments within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
12

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014